Related Party Transactions	12 Months Ended
Jan. 31, 2022
Related Party Transactions

18. Related Party Transactions

Key Management Compensation

Key management includes those persons having authority and responsibility for planning, directing and controlling the activities, directly or indirectly, of the Company and includes the chief executive officer, chief operating officer, chief financial officer and chief medical officer. During the year ended January 31, 2022, compensation of key management and directors, including former key management and directors, of the Company totaled $1,755,811 (2021 – $1,558,585; 2020 – $1,509,822), and consisted of salaries, consulting fees, directors’ fees and share-based payments. During the year ended January 31, 2022:

•	700,000 stock options were granted to directors, officers and a former officer (2021 – 1,200,000; 2020 – 6,950,000),
•	896,965 stock options for former officers and a former director were forfeited (2021 – 256,250; 2020 – nil),
•	1,000,000 stock options were granted by MedMelior to directors and officers (2021 – nil; 2020 – not applicable),
•	No common shares were issued to former officers and directors pursuant to vesting of RSUs and PSUs (2021 – 291,667; 2020 – nil), and
•	No RSUs and PSUs for former officers and director were forfeited (2021 – 33,334; 2020 – nil). 2,750,000 RSUs and 750,000 PSUs were granted to key management and directors during the year ended January 31, 2020.

Pursuant to the Amalgamation (Note 6(b)), 582,620 stock options were granted to officers, a director and a former officer of MedMelior, upon which the MedMelior stock options held by such individuals terminated. These stock options expired on June 30, 2021.

As at January 31, 2022, the Company owed $144,867 to current and former key management and directors (January 31, 2021 - $661,660) and accounts payable and accrued liabilities include $466,363 owed to a former pre-Amalgamation director of MedMelior (January 31, 2021 - $206,610). During the year ended January 31, 2022, settlement and legal provisions expense related to this former director of MedMelior totalled $313,470.